Ivy VIP Government Money Market
Summary Prospectus | April 30, 2019

CLASS II SHARES

Before you invest, you may want to review the Portfolio’s prospectus, which contains more information about the Portfolio and its risks. You can find the Portfolio’s prospectus and other information about the Portfolio (including the Portfolio’s statement of additional information (SAI)) online at www.ivyinvestments.com/vip-prospectus. You also can get this information at no cost by calling 800.777.6472 or by sending an e-mail request to prospectus.request@waddell.com. You also can get this information from your investment provider. The Portfolio’s prospectus and SAI dated April 30, 2019 (as each may be amended or supplemented), are incorporated herein by reference. This summary prospectus is intended for use in connection with certain life insurance policies and variable annuity contracts offered by certain select insurance companies (Participating Insurance Companies) and is not intended for use by other investors.

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (SEC), you may not be receiving paper copies of the Portfolios’ Annual or Semiannual Shareholder Reports by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable annuity or variable life insurance contract or from your financial intermediary. Instead of delivering paper copies of the report, the insurance company may choose to make the reports available on a website, and will notify you by mail each time a shareholder report is posted and provide you with a website link to access the report. Instructions for requesting paper copies will be provided by your insurance company.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the insurance company or your financial intermediary electronically by following the instructions provided by the insurance company or by contacting your financial intermediary.

You may elect to receive all future shareholder reports in paper free of charge from the insurance company. You can inform the insurance company or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions provided by the insurance company or by contacting your financial intermediary. Your election to receive reports in paper will apply to all portfolio companies available under your contract with the insurance company.

Objective

To seek to provide current income consistent with maintaining liquidity and preservation of capital.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.

Shareholder Fees

(fees paid directly from your investment)	N/A

Annual Portfolio Operating Expenses

(expenses that you pay each year as a % of the value of your investment)	Class II
Management Fees	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.40%

Example

This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class II	$41	$128	$224	$505

Principal Investment Strategies

Ivy VIP Government Money Market seeks to achieve its objective by investing, under normal circumstances, at least 99.5% of its total assets in: (1) debt securities issued or guaranteed by the United States or certain United States government agencies or instrumentalities (government securities), (2) repurchase agreements that are fully collateralized by cash and/or government securities, and/or (3) cash. The Portfolio also has adopted a policy to invest, under normal circumstances, at least 80% of its net assets in government securities and/or repurchase agreements that are fully collateralized by government securities. In contrast to the Portfolio’s 99.5% policy, the Portfolio’s 80% policy does not include cash or repurchase agreements collateralized by cash. The Portfolio’s investments in government securities may include direct obligations of the U.S. Treasury (such as Treasury bills, notes or bonds), obligations issued or guaranteed as to principal and interest (but not as to market value) by the U.S. government, its agencies or instrumentalities, and mortgage-backed securities issued or guaranteed by government agencies or government-sponsored enterprises. The Portfolio considers repurchase agreements with the Federal Reserve Bank of New York to be government securities for purposes of the Portfolio’s investment policies.

The Portfolio seeks, as well, to maintain a net asset value (NAV) of $1.00 per share. The Portfolio maintains a dollar-weighted average maturity of 60 calendar days or less, a dollar-weighted average life of 120 calendar days or less, and the Portfolio invests only in securities with a remaining maturity of not more than 397 calendar days.

Ivy Investment Management Company (IICO), the Portfolio’s investment manager, selects securities for the Portfolio in compliance with the maturity, quality, diversification and liquidity requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (Rule 2a-7). IICO considers a number of factors in selecting securities for the Portfolio, including the credit quality of the particular issuer or guarantor of the security, along with the liquidity, maturity and yield.

Generally, in determining whether to sell a security, IICO uses the same type of analysis that it uses when buying securities to determine whether the security no longer offers adequate return or complies with Rule 2a-7. IICO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.

The Portfolio intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7. “Government money market funds” are exempt from requirements that permit money market funds to impose liquidity fees and/or temporary redemption gates. While the Board of Trustees of Ivy Variable Insurance Portfolios (Board) may elect in the future to subject the Portfolio to liquidity fees or redemption gates, the Board has not elected to do so at this time and has no current intention to do so.

Principal Investment Risks

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time. The Portfolio is not intended as a complete investment program.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

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Amortized Cost Risk. In the event that the Board determines that the extent of the deviation between the Portfolio’s amortized cost per share and its market-based NAV per share could result in material dilution or other unfair results to shareholders, the Board will cause the Portfolio to take such action as it deems appropriate to eliminate, or reduce to the extent practicable, such dilution or unfair results, including but not limited to, suspending redemption of Portfolio shares or liquidating the Portfolio.

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Credit Risk. An issuer of a fixed-income obligation may not make payments on the obligation when due or may default on its obligation. There also is the risk that an issuer could suffer adverse changes in its financial condition that could lower the credit quality of a security. This could lead to greater volatility in the price of the security, could affect the security’s liquidity, and could make it more difficult to sell. A downgrade or default affecting any of the Portfolio’s securities could affect the Portfolio’s performance. In general, the longer the maturity and the lower the credit quality of a bond, the more sensitive it is to credit risk. U.S. government securities generally have the least credit risk, but are not completely free from credit risk. Any downgrade of securities issued by the U.S. government may result in a downgrade of securities issued by its agencies or instrumentalities.

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Income Risk. The risk that the Portfolio may experience a decline in its income due to falling interest rates, earnings declines, or income decline within a security. The amount and rate of distributions that the Portfolio’s shareholders receive are affected by the income that the Portfolio receives from its portfolio holdings. If the income is reduced, distributions by the Portfolio to shareholders may be less.

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Interest Rate Risk. A rise in interest rates may cause a decline in the value of the Portfolio’s securities, especially securities with longer maturities. Typically, the longer the maturity or duration of a debt security, the greater the effect a change in interest rates could have on the security’s price. Thus, the sensitivity of the Portfolio’s debt securities to interest rate risk will increase with any increase in the duration of those securities. A decline in interest rates may cause the Portfolio to experience a decline in its income. Interest rates in the U.S. recently have been at, and remain near, historic lows, which may increase the Portfolio’s exposure to risks associated with rising rates. The Portfolio may be subject to heightened interest rate risk as a result of a rise or anticipated rise in interest rates. In addition, a general rise in rates may result in decreased liquidity and increased volatility in the fixed-income markets generally.

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Management Risk. Portfolio performance is primarily dependent on IICO’s skill in evaluating and managing the Portfolio’s holdings. There can be no guarantee that its decisions will produce the desired results, and the Portfolio may not perform as well as other similar mutual funds.

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Money Market Fund Regulatory Risk. As a money market fund, the Portfolio is subject to the specific rules governing money market funds and is subject to regulation by the SEC. These rules govern the manner in which the Portfolio is structured and operated and could significantly affect the money market fund industry generally and, therefore, may impact Portfolio expenses, operations, returns and liquidity.

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Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed securities are subject to prepayment risk and extension risk. When interest rates decline, unscheduled prepayments can be expected to accelerate, shortening the average lives of such securities, and the Portfolio may be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments also would limit the potential for capital appreciation on mortgage-backed and asset-backed securities, thereby reducing the Portfolio’s income. Conversely, when interest rates rise, the values of mortgage-backed and asset-backed securities generally fall. Rising interest rates typically result in decreased prepayments and longer average lives of such securities. This could cause the value of such securities to be more volatile or decline more than other fixed-income securities, and may magnify the effect of the rate increase on the price of such securities. The mortgage-backed securities in which the Portfolio generally invests are U.S. government securities. See U.S. Government Securities Risk for the risks of these types of securities.

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Redemption Risk. The Portfolio may experience periods of heavy redemptions that could cause the Portfolio to sell assets at inopportune times or at a loss or depressed value. Redemption risk is heightened during periods of declining or illiquid markets. Heavy redemptions could hurt the Portfolio’s performance.

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Reinvestment Risk. A decline in interest rates may cause issuers to prepay higher-yielding securities held by the Portfolio, resulting in the Portfolio reinvesting in securities with lower yields, which may cause a decline in its income.

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Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed-upon price and time. The return on the securities subject to the repurchase agreement may be more or less than the return on the repurchase agreement. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Portfolio’s income to decline and may impact the Portfolio’s performance.

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U.S. Government Securities Risk. Certain U.S. government securities, such as U.S. Treasury (Treasury) securities and securities issued by the Government National Mortgage Association (Ginnie Mae), are backed by the full faith and credit of the U.S. government. Other U.S. government securities, such as securities issued by the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB), are not backed by the full faith and credit of the U.S. government and, instead, may be supported only by the credit of the issuer or by the right of the issuer to borrow from the Treasury.

Performance

The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for Class II shares of the Portfolio. The table shows the average annual total returns for Class II shares of the Portfolio and also compares the Portfolio’s returns with those of Morningstar and Lipper peer groups (each comprised of a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

Prior to April 30, 2012, the Portfolio’s investment objective was to seek maximum current income consistent with stability of principal. Effective as of April 30, 2012, the Portfolio changed its investment objective to seeking to provide current income consistent with maintaining liquidity and preservation of capital.

Effective October 14, 2016, the Portfolio changed its name and investment strategy to reflect that it is classified as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7. Performance prior to October 14, 2016 reflects the Portfolio’s former investment strategy as a prime money market fund, which permitted investments in certain types of securities that, as a government money market fund, the Portfolio is no longer permitted to hold.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 800.777.6472 for the Portfolio’s updated performance, including its most recent 7-day yield.

Chart of Year-by-Year Returns

as of December 31 each year

In the period shown in the chart, the highest quarterly return was 0.49% (the fourth quarter of 2018) and the lowest quarterly return was 0.00% (the third and fourth quarters of 2010 and the first, second, third and fourth quarters of 2011, 2012, 2013, 2014 and 2015 and the first quarter of 2016). As of December 31, 2018, the 7-day yield was 2.11%. Yields are computed by annualizing the average daily dividend per share during the time period for which the yield is presented.

Average Annual Total Returns

as of December 31, 2018	1 Year	5 Years	10 Years
Class II Shares of Ivy VIP Government Money Market	1.53%	0.46%	0.34%
Morningstar Prime Money Market Category Average (net of fees and expenses)	1.57%	0.49%	0.29%
Lipper Variable Annuity Money Market Funds Universe Average (net of fees and expenses)	1.31%	0.35%	0.21%

Investment Adviser

The Portfolio is managed by Ivy Investment Management Company (IICO).

Portfolio Manager

Mira Stevovich, Vice President of IICO, has managed the Portfolio since May 1998.

Purchase and Sale of Portfolio Shares

Shares of the Portfolio are currently sold only to separate accounts of Participating Insurance Companies to fund benefits payable under the Policies.

The Portfolio’s shares are redeemable. Shares are purchased or redeemed at the Portfolio’s NAV per share next calculated after your order is received in proper form on any business day. The Portfolio does not have initial and subsequent investment minimums. Please refer to your Policy prospectus for more information on purchasing and redeeming Portfolio shares.

Tax Information

Because the Portfolio’s only shareholders are separate accounts of Participating Insurance Companies, distributions the Portfolio makes of its net investment income and net realized gains, if any — most or all of which it intends to distribute annually — and redemptions or exchanges of Portfolio shares generally will not be taxable to its shareholders (or to the holders of the underlying Policies). See the prospectus for your Policy for further tax information.

Payments to Broker-Dealers and other Financial Intermediaries

The Portfolio and its related companies may make payments to a Participating Insurance Company (or its affiliates) or other financial intermediary for distribution and/or other services. These payments may create a conflict of interest by influencing the Participating Insurance Company or other financial intermediary and your financial advisor to recommend the Portfolio over another investment or by influencing a Participating Insurance Company to include the Portfolio as an underlying investment option in the Policy. The prospectus (or other offering document) for your Policy may contain additional information about these payments.

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